Cash and Cash Equivalents - Schedule of Cash and Bank Equivalents (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of the Currency Profiles Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	$ 3,583,757	$ 102,697	$ 235,348	$ 361,471
United States Dollar [Member]
Schedule of the Currency Profiles Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	1,064,269	102,239
Hong Kong Dollar [Member]
Schedule of the Currency Profiles Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	2,337,600	426
Renminbi [Member]
Schedule of the Currency Profiles Group’s Cash and Bank Balances [Line Items]
Cash and bank balances		32
Khmer Riel [Member]
Schedule of the Currency Profiles Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	$ 181,888